Investment Objectives and Goals - PeakShares RMR Prime Equity ETF	Jun. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – PeakShares RMR Prime Equity ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the PeakShares RMR Prime Equity ETF (the “Fund”) is to seek to provide capital appreciation and income generation.